Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
AmendmentDescription	This amendment no. 1 on Form 20-F/A hereby amends Items 3, 5, 8, 17, 18 and 19 of Giant Interactive Group Inc.’s annual report on Form 20-F for the fiscal year ended December 31, 2011, which was filed on April 23, 2012. This amendment no. 1 is being filed for the purpose of providing additional details to our disclosures in the original report as well as providing additional clarifying information in the notes to our financial statements pursuant to comments we received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of our periodic filings. This amendment no. 1 is not intended to revise other information presented in our annual report on Form 20-F for the fiscal year ended December 31, 2011 as originally filed, which remains unchanged. This amendment no. 1 on Form 20-F/A does not reflect events occurring after the filing of the original Form 20-F and does not modify or update the disclosure therein in any way other than as required to reflect the amendments discussed above. As a result, this amendment no. 1 to the annual report on Form 20-F/A continues to speak as of April 23, 2012, except for Notes 2, 3, 9, 13 and 17 to the Item 17 and 18 Financial Statements, as to which the date is September 26, 2012.
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	GA
Entity Registrant Name	Giant Interactive Group Inc.
Entity Central Index Key	0001415016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	235,234,959